Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of combined subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The subsidiary did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the income (loss) of the subsidiaries is presented as “Equity income (loss) of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The following presents condensed parent company only financial information of Reitar Logtech Holdings Limited.

Condensed Balance Sheets

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
ASSETS
CURRENT ASSETS
Cash and cash equivalents	—	95,869	12,323
Amount due from a subsidiary	—	57,347,085	7,371,185
Total current assets	—	57,442,954	7,383,508
NON-CURRENT ASSET
Interest in a subsidiary	2,372	2,372	305
Total non-current asset	2,372	2,372	305
Total assets	2,372	57,445,326	7,383,813

CURRENT LIABILITIES
Amount due to subsidiaries	17,073	1,515,556	194,804
Accrual	69,629	—	—
Total current liabilities	86,702	1,515,556	194,804
Total liabilities	86,702	1,515,556	194,804

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares: US$0.00000005 par value, 1,000,000,000,000 shares authorized as of March 31, 2024 and 2025, 60,000,000 shares issued and outstanding as of March 31, 2024 and 2025
Class A ordinary shares, US$0.00000005 par value, 900,000,000,000 shares authorized; 40,000,000 shares issued and outstanding as of March 31, 2024 and 2025	16	17	2
Class B ordinary shares, US$0.00000005 par value, 100,000,000,000 shares authorized; 20,000,000 shares issued and outstanding as of March 31, 2024 and 2025	8	8	1
Additional paid-in capital	2,348	56,884,616	7,311,741
Accumulated losses	(86,702)	(954,871)	(122,735)
Total shareholders’ (deficit) equity	(84,330)	55,929,770	7,189,009
Total liabilities and shareholders’ (deficit) equity	2,372	57,445,326	7,383,813

Condensed Statements of Loss

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Operating expenses	(28,673)	(58,029)	(856,149)	(110,047)
Other income (expenses)
Bank interest income	—	—	7,098	912
Other expense	—	—	(19,118)	(2,457)
Total other income (expenses), net	—	—	(12,020)	(1,545)
Loss before income tax expenses	(28,673)	(58,029)	(868,169)	(111,592)
Income tax expenses	—	—	—	—
Net loss	(28,673)	(58,029)	(868,169)	(111,592)

Condensed Statements of Cash Flows

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net loss	(28,673)	(58,029)	(868,169)	(111,592)
Changes in operating assets and liabilities:
Accrual	—	69,629	(69,629)	(8,950)
Net cash (used in) generated from operating activities	(28,673)	11,600	(937,798)	(120,542)
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	—	—
Proceeds from IPO, net	—	—	67,406,579	8,664,196
Changes in amount due from a subsidiary	—	—	(67,871,395)	(8,723,941)
Changes in amount due to subsidiaries	28,673	(11,600)	1,498,483	192,610
Net cash generated from (used in) financing activities	28,673	(11,600)	1,033,667	132,865
Net increase in cash and cash equivalents	—	—	95,869	12,323
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	95,869	12,323

(i)	Basis of Presentation

The Company was incorporated under the laws of the Cayman Islands as a limited company on September 15, 2022 and as a holding company.

Reitar Logtech Engineering Limited, a British Virgin Islands business company limited by shares incorporated in the BVI on September 15, 2022, is the immediate holding company of Kamui Development Group Limited. The equity interest of Reitar Logtech Engineering Limited was ultimately held as to 50% by Mr. Yiu and 50% by Mr. Chung through certain intermediate holding companies prior to the Group Reorganization.

On November 9, 2022, the entire equity interest of Reitar Logtech Engineering Limited was transferred by Smart Wealthy Investment Limited and Integrated Intelligence Investment Limited, which are wholly-owned by Mr. Yiu and Mr. Chung, respectively, in exchange for an allotment and issuance of 4,999 and 4,999 shares of the Company. Accordingly, Reitar Logtech Engineering Limited became a wholly-owned subsidiary of the Company.

On December 18, 2023, the Company amended its memorandum of association to re-designate the 20,000 issued ordinary shares into Class A Ordinary Shares with a par value of US$0.0001 each and 10,000 Class B Ordinary Shares are allotted and issued to shareholders proportionally, with a par value US$0.0001 each. Pursuant to the memorandum of association, holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to fifteen (15) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

On April 16, 2024, the Company effected a share split at a ratio of 1-to-2,000. As a result of the share split, the authorized share capital of the Company was changed to US$50,000 divided into (i) 900,000,000,000 Class A Ordinary Shares of par value of US$0.00000005 each and (ii) 100,000,000,000 Class B Ordinary Shares of par value of US$0.00000005 each. As a result, a total of 40,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares were issued after the share split as of the date hereof.

In the condensed parent-company-only financial statements, the Company’s investment in subsidiary stated at cost of Reitar Logtech Engineering Limited since the date of acquisition. Those condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes hereto.

(ii) Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of the Company exceeds 25% of the consolidated net assets of the Company. The abilities of the Company’s subsidiaries in Hong Kong to pay dividends are not restricted. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the above condensed parent company only financial information of the Company is presented for the supplementary reference.

As of March 31, 2024 and 2025, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.